Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Significant components of the Company’s and its subsidiaries’ assets are as follows

	As of December 31,
	2017	2016
	(in thousands)
Deferred tax assets
Israeli subsidiary net-operating-loss carry forward	$4,868	$6,003
Maltese subsidiary net-operating-loss carry forward	4,611	4,609
Israeli subsidiary capital-loss carry forward	142	407
Other reserves and allowances	12	82
Total deferred-tax assets	9,633	11,101
Valuation allowance	(9,633)	(11,101)
Net deferred-tax assets	$–	$–

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the Company’s effective tax expense to the Company’s theoretical statutory tax benefit is as follows:

	Year ended December 31,
	2017	2016	2015
	(in thousands)

Loss before taxes on income, as reported in the consolidated statements of operations	$12,299	$16,847	$10,622

Statutory tax rate	24%	25%	26.5%

Theoretical tax benefit	2,952	4,212	2,815
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(2,952)	(4,212)	(2,815)
Tax withheld from upfront payment from Samil	-	105	-
Others	-	1	-

Actual tax expense	$-	$106	$-